UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03752

AMG FUNDS III

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31st

Date of reporting period: February 28, 2019         (3rd Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

AMG Managers Cadence Mid Cap Fund
Schedule of Portfolio Investments (unaudited)
February 28, 2019

	Shares	Value
Common Stocks - 98.8%

Communication Services - 3.2%

AMC Networks, Inc., Class A*,[1]	22,292	$1,464,807

Omnicom Group, Inc.	15,493	1,172,820

Take-Two Interactive Software, Inc.*	11,109	969,372

Total Communication Services		3,606,999

Consumer Discretionary - 21.4%

AutoZone, Inc.*	1,353	1,270,426

Best Buy Co., Inc.	16,438	1,131,592

BorgWarner, Inc.	23,946	972,447

Burlington Stores, Inc.*	10,163	1,725,068

Capri Holdings, Ltd. (United Kingdom)*	18,205	830,148

Choice Hotels International, Inc.[1]	15,928	1,271,691

Columbia Sportswear Co.	14,375	1,479,906

Darden Restaurants, Inc.	12,814	1,436,578

Foot Locker, Inc.	25,430	1,513,594

Lear Corp.	8,294	1,261,269

Lennar Corp., Class A	18,326	879,281

Lululemon Athletica, Inc. (Canada)*	9,227	1,387,925

The Michaels Cos., Inc.*,1	53,033	749,887

Nordstrom, Inc.[1]	24,925	1,178,454

PulteGroup, Inc.	41,051	1,108,377

Ross Stores, Inc.	15,913	1,509,030

Thor Industries, Inc.[1]	11,909	768,964

Under Armour, Inc., Class C*,1	57,899	1,162,612

Urban Outfitters, Inc.*	27,280	841,588

VF Corp.	13,436	1,173,769

Total Consumer Discretionary		23,652,606

Consumer Staples - 5.9%

Church & Dwight Co., Inc.	26,530	1,745,674

Energizer Holdings, Inc.[1]	25,133	1,153,102

Herbalife Nutrition, Ltd.*	22,551	1,265,111

Nu Skin Enterprises, Inc., Class A	15,823	951,120

Sysco Corp.	20,965	1,416,186

Total Consumer Staples		6,531,193

Financials - 10.9%

Ameriprise Financial, Inc.	8,863	1,166,637

Citizens Financial Group, Inc.	32,505	1,200,735

Credit Acceptance Corp.*	3,536	1,555,345

E*TRADE Financial Corp.	20,292	994,105

East West Bancorp, Inc.	8,839	482,698

Evercore, Inc., Class A	10,959	1,009,324

Lazard, Ltd., Class A	25,306	947,203

	Shares	Value
OneMain Holdings, Inc.	35,796	$1,181,268

SVB Financial Group*	4,608	1,138,913

Synchrony Financial	39,144	1,276,486

Western Alliance Bancorp.*	23,589	1,091,463

Total Financials		12,044,177

Health Care - 13.8%

Agilent Technologies, Inc.	17,757	1,410,616

Bruker Corp.	38,471	1,469,977

Centene Corp.*	21,030	1,280,517

Charles River Laboratories International, Inc.*	8,812	1,252,802

Encompass Health Corp.	16,098	1,016,428

Molina Healthcare, Inc.*,1	7,830	1,054,153

PerkinElmer, Inc.[1]	12,804	1,205,624

PRA Health Sciences, Inc.*	11,397	1,219,251

Premier, Inc., Class A*	29,936	1,095,059

Veeva Systems, Inc., Class A*	12,235	1,442,629

Waters Corp.*	5,528	1,338,992

Zoetis, Inc.	15,393	1,450,482

Total Health Care		15,236,530

Industrials - 12.4%

Allison Transmission Holdings, Inc.	30,148	1,498,356

CH Robinson Worldwide, Inc.	14,619	1,321,265

Cummins, Inc.	6,770	1,043,189

Expeditors International of Washington, Inc.	16,760	1,256,162

HD Supply Holdings, Inc.*	25,175	1,082,777

Landstar System, Inc.	10,280	1,117,230

Masco Corp.	19,855	745,754

MSC Industrial Direct Co, Inc., Class A	10,122	854,398

Parker-Hannifin Corp.	6,365	1,121,258

Robert Half International, Inc.	18,007	1,227,897

Rockwell Automation, Inc.	7,514	1,341,700

WW Grainger, Inc.[1]	3,540	1,078,886

Total Industrials		13,688,872

Information Technology - 27.3%

Arista Networks, Inc.*	6,111	1,743,163

Aspen Technology, Inc.*	15,757	1,586,887

Booz Allen Hamilton Holding Corp.	23,514	1,242,950

Broadridge Financial Solutions, Inc.	12,762	1,292,153

Cadence Design Systems, Inc.*	28,137	1,610,843

Citrix Systems, Inc.	14,198	1,497,889

Dell Technologies, Inc., Class C*	20,630	1,151,567

F5 Networks, Inc.*	7,254	1,219,688

Fortinet, Inc.*	25,127	2,180,772

AMG Managers Cadence Mid Cap Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 27.3% (continued)

KLA-Tencor Corp.	15,241	$1,760,183

Motorola Solutions, Inc.	11,801	1,688,959

NetApp, Inc.	23,377	1,524,180

ON Semiconductor Corp.*	24,117	518,033

Paychex, Inc.	18,271	1,407,232

Skyworks Solutions, Inc.	13,109	1,070,481

Teradyne, Inc.	27,937	1,140,668

Ubiquiti Networks, Inc.	13,889	2,005,433

VeriSign, Inc.*	12,928	2,301,701

Xilinx, Inc.	13,003	1,629,276

Zebra Technologies Corp., Class A *	7,990	1,602,075

Total Information Technology		30,174,133

Materials - 1.0%

Huntsman Corp.	43,540	1,079,357

Real Estate - 1.4%

CBRE Group, Inc., Class A*	30,979	1,541,515

*	Non-income producing security.
[1]

Some or all of these securities, amounting to $8,636,312 or 7.8% of net assets, were out on loan to various brokers and are collateralized by various U.S. Treasury Obligations. See Notes to Schedule of Portfolio of Investments.

	Shares	Value
Utilities - 1.5%

NRG Energy, Inc.	40,883	$1,704,003

Total Common Stocks (Cost $93,767,020)		109,259,385

Short-Term Investments - 1.2%

Other Investment Companies - 1.2%

Dreyfus Government Cash Management Fund, Institutional Shares, 2.30%[2]	429,121	429,121

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.36%[2]	429,121	429,121

JPMorgan U.S. Government Money Market Fund, IM Shares, 2.34%[2]	442,124	442,124

Total Short-Term Investments (Cost $1,300,366)		1,300,366

Total Investments - 100.0% (Cost $95,067,386)		110,559,751

Other Assets, less Liabilities - 0.0%		27,087

Net Assets - 100.0%		$110,586,838

[2]	Yield shown represents the February 28, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of February 28, 2019:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$109,259,385	–	–	$109,259,385

Short-Term Investments

Other Investment Companies	1,300,366	–	–	1,300,366

Total Investments in Securities	$110,559,751	–	–	$110,559,751

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the period ended February 28, 2019, there were no transfers in or out of Level 3.

AMG Managers Cadence Emerging Companies Fund
Schedule of Portfolio Investments (unaudited)
February 28, 2019

	Shares	Value
Common Stocks - 95.3%

Communication Services - 3.2%

Care.com, Inc.*	74,122	$1,867,133

ORBCOMM, Inc.*,1	142,050	1,001,453

QuinStreet, Inc.*,1	160,050	2,143,069

TechTarget, Inc.*	76,007	1,260,196

Total Communication Services		6,271,851

Consumer Discretionary - 8.7%

Cavco Industries, Inc.*	12,153	1,682,340

Crocs, Inc.*	59,477	1,527,369

Denny’s Corp.*	88,417	1,543,761

Lindblad Expeditions Holdings, Inc.*	142,490	1,936,439

Malibu Boats, Inc., Class A*	37,808	1,747,108

MasterCraft Boat Holdings, Inc.*	71,833	1,772,120

RCI Hospitality Holdings, Inc.	62,015	1,450,531

RTW RetailWinds, Inc.*	550,464	1,673,410

Ruth’s Hospitality Group, Inc.	76,821	1,952,790

ZAGG, Inc.*,1	160,835	1,865,686

Total Consumer Discretionary		17,151,554

Consumer Staples - 4.6%

Calavo Growers, Inc.[1]	25,938	2,208,102

The Chefs’ Warehouse, Inc.*,1	57,960	1,855,299

Primo Water Corp.*,1	143,819	2,109,825

Turning Point Brands, Inc.[1]	72,348	2,958,310

Total Consumer Staples		9,131,536

Energy - 2.0%

Profire Energy, Inc.*	548,991	1,026,613

Renewable Energy Group, Inc.*,1	67,833	1,802,323

Vertex Energy, Inc.*	794,909	1,017,484

Total Energy		3,846,420

Financials - 11.7%

Bryn Mawr Bank Corp.	53,524	2,181,638

Enova International, Inc.*	93,413	2,383,900

Kingstone Cos., Inc.	160,343	2,695,366

Kinsale Capital Group, Inc.	37,115	2,477,797

NMI Holdings, Inc., Class A*	119,054	2,875,154

On Deck Capital, Inc.*	256,150	1,572,761

Pacific City Financial Corp.	57,337	974,729

Preferred Bank	37,912	1,941,853

Pzena Investment Management, Inc., Class A	129,967	1,294,471

Silvercrest Asset Management Group, Inc., Class A	119,887	1,797,106

	Shares	Value
Veritex Holdings, Inc.	98,148	$2,749,126

Total Financials		22,943,901

Health Care - 29.2%

Accuray, Inc.*	369,084	1,778,985

Addus HomeCare Corp.*,1	31,763	2,134,791

ANI Pharmaceuticals, Inc.*	46,811	3,079,696

Apollo Medical Holdings, Inc.*	77,507	1,514,487

Aratana Therapeutics, Inc.*,1	239,172	961,471

BioDelivery Sciences International, Inc.*	404,377	1,969,316

BioLife Solutions, Inc.*	149,159	2,842,971

BioSpecifics Technologies Corp.*	28,231	1,960,643

CareDx, Inc.*,1	64,815	2,017,043

Champions Oncology, Inc.*	209,144	2,430,253

ChemoCentryx, Inc.*	80,285	863,064

Fluidigm Corp.*	109,030	1,205,872

Harvard Bioscience, Inc.*	398,058	1,600,193

HealthStream, Inc.	101,296	2,816,029

iRadimed Corp.*,1	61,403	1,535,075

Lantheus Holdings, Inc.*	119,981	2,741,566

NeoGenomics, Inc.*	103,771	2,033,912

Orthofix Medical, Inc.*	44,222	2,701,964

The Providence Service Corp.*	36,747	2,620,796

R1 RCM, Inc.*,1	281,552	2,784,549

RadNet, Inc.*	192,399	2,624,322

Simulations Plus, Inc.[1]	106,795	2,190,365

STAAR Surgical Co.*	86,530	3,184,304

Surmodics, Inc.*	38,634	2,254,294

Tabula Rasa HealthCare, Inc.*,1	16,467	907,496

US Physical Therapy, Inc.	10,358	1,141,866

Vanda Pharmaceuticals, Inc.*	93,071	1,883,757

Vericel Corp.*,1	94,552	1,769,068

Total Health Care		57,548,148

Industrials - 13.8%

BG Staffing, Inc.	57,177	1,426,566

Blue Bird Corp.*,1	79,169	1,472,543

Commercial Vehicle Group, Inc.*	273,979	2,191,832

CRA International, Inc.	52,339	2,614,857

Douglas Dynamics, Inc.	58,159	2,453,147

Energy Recovery, Inc.*	282,350	2,264,447

Heritage-Crystal Clean, Inc.*	95,167	2,299,235

Kadant, Inc.	21,566	1,885,947

Kforce, Inc.	51,090	1,890,841

Lawson Products, Inc. *	56,415	1,781,022

AMG Managers Cadence Emerging Companies Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 13.8% (continued)

NV5 Global, Inc.*,1	22,647	$1,795,001

Rush Enterprises, Inc., Class A	48,020	2,012,998

Willdan Group, Inc.*	79,873	3,025,589

Total Industrials		27,114,025

Information Technology - 17.9%

Airgain, Inc.*	40,243	507,867

American Software, Inc., Class A	214,055	2,480,897

Blucora, Inc.*	81,820	2,200,140

CalAmp Corp.*	118,543	1,647,748

Carbonite, Inc.*,1	87,727	2,041,407

Clearfield, Inc.*	61,430	891,964

CyberOptics Corp.*	87,673	1,749,953

The Hackett Group, Inc.	50,560	822,106

inTEST Corp.*	182,688	1,324,488

Lantronix, Inc.*	365,517	997,861

NVE Corp.	21,849	2,246,514

PCM, Inc.*	48,536	1,630,324

Pixelworks, Inc.*	412,643	1,646,446

PRGX Global, Inc.*,1	203,268	1,906,654

Rudolph Technologies, Inc.*	85,080	1,921,106

Silicom, Ltd. (Israel)*	63,154	2,515,424

TransAct Technologies, Inc.	91,587	947,925

Unisys Corp.*	139,700	1,887,347

Upland Software, Inc.*	97,171	3,410,702

Zix Corp.*	272,834	2,463,691

Total Information Technology		35,240,564

Materials - 1.4%

Universal Stainless & Alloy Products, Inc.*	73,002	1,341,777

Verso Corp., Class A*	75,246	1,478,584

Total Materials		2,820,361

Real Estate - 1.3%

UMH Properties, Inc., REIT	185,640	2,539,555

Utilities - 1.5%

Pure Cycle Corp.*,1	188,570	1,912,100

*	Non-income producing security.

[1]

Some or all of these securities, amounting to $19,784,160 or 10.0% of net assets, were out on loan to various brokers and are collateralized by cash and various U.S. Treasury Obligations. See Notes to Schedule of Portfolio of Investments.

[2]	Cash collateral received from brokers for securities lending was invested in these joint repurchase agreements.

	Shares	Value
The York Water Co.	28,030	$1,021,693

Total Utilities		2,933,793

Total Common Stocks (Cost $180,104,283)		187,541,708

	Principal Amount

Short-Term Investments - 5.5%

Joint Repurchase Agreements - 0.7%[2]

BNP Paribas S.A., dated 02/28/19, due 03/01/19, 2.610% total to be received $1,000,073 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 8.000%, 06/12/19 - 02/01/49, totaling $1,020,000)	$1,000,000	1,000,000

Citigroup Global Markets, Inc., dated 02/28/19, due 03/01/19, 2.600% total to be received $347,423 (collateralized by various U.S. Treasuries, 2.375% - 6.375%, 08/15/23 - 02/15/37, totaling $354,809)	347,398	347,398

Total Joint Repurchase Agreements		1,347,398

	Shares

Other Investment Companies - 4.8%

Dreyfus Government Cash Management Fund, Institutional Shares, 2.30%[3]	3,146,892	3,146,892

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.36%[3]	3,146,892	3,146,892

JPMorgan U.S. Government Money Market Fund, IM Shares, 2.34%[3]	3,242,253	3,242,253

Total Other Investment Companies		9,536,037

Total Short-Term Investments (Cost $10,883,435)		10,883,435

Total Investments - 100.8% (Cost $190,987,718)		198,425,143

Other Assets, less Liabilities - (0.8)%		(1,544,298)

Net Assets - 100.0%		$196,880,845

[3]	Yield shown represents the February 28, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT   Real Estate Investment Trust

AMG Managers Cadence Emerging Companies Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of February 28, 2019:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks†	$187,541,708	–	–	$187,541,708

Short-Term Investments

Joint Repurchase Agreements	–	$1,347,398	–	1,347,398

Other Investment Companies	9,536,037	–	–	9,536,037

Total Investments in Securities	$197,077,745	$1,347,398	–	$198,425,143

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the period ended February 28, 2019, there were no transfers in or out of Level 3.

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

PORTFOLIO SECURITIES LOANED

Notes to Schedules of Portfolio of Investments (continued)

The Funds participate in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at February 28, 2019, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
AMG Managers Cadence Mid Cap Fund	$8,636,312	—	$8,864,577	$8,864,577
AMG Managers Cadence Emerging Companies Fund	19,784,160	$1,347,398	19,288,128	20,635,526

The following table summarizes the securities received as collateral for securities lending:

Fund	Collateral Type	Coupon Range	Maturity Date Range
AMG Managers Cadence Mid Cap Fund	U.S. Treasury Obligations	0.000%-8.750%	03/12/19-02/15/48
AMG Managers Cadence Emerging Companies Fund	U.S. Treasury Obligations	0.000%-8.750%	03/12/19-02/15/48

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS III

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: April 26, 2019

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date: April 26, 2019